Unaudited interim consolidated statements of cash flows - USD ($) $ in Thousands	9 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Cash flows from operating activities
Receipts from Bitcoin mining activities	$ 129,394	$ 43,669
Receipts from AI Cloud Service revenue	1,071	0
Receipts from ERS revenue	438	0
Payments for electricity, suppliers and employees (inclusive of GST)	(85,880)	(41,084)
Interest received	2,996	507
Other revenue	0	12
Interest paid	(130)	(4,102)
Net cash from/(used in) operating activities	47,889	(998)
Cash flows from investing activities
Payments for property, plant and equipment net of hardware prepayments	(112,664)	(93,620)
Payments for computer hardware prepayments	(70,638)	0
Repayments/(advancement) of loan proceeds	0	2,291
Prepayments and deposits	(4,683)	(7,363)
Proceeds from disposal of property, plant and equipment	0	30,601
Deconsolidation of Non-Recourse SPVs	0	(1,214)
Net cash from/(used in) in investing activities	(187,985)	(69,305)
Cash flows from financing activities
Capital raising costs	(902)	(860)
Repayment of borrowings	0	(9,432)
Capital raising receipts	332,075	7,549
Payment of borrowing transaction costs	0	(250)
Repayment of lease liabilities	(406)	(247)
Net cash from/(used in) financing activities	330,767	(3,240)
Net increase/(decrease) in cash and cash equivalents	190,671	(73,543)
Cash and cash equivalents at the beginning of the period	68,894	109,970
Effects of exchange rate changes on cash and cash equivalents	130	(3,276)
Cash and cash equivalents at the end of the period	$ 259,695	$ 33,151